Derivatives Instruments (Notional Volumes of Outstanding HFT Derivatives) (Details) - HFT derivatives MWh in Millions, MMBTU in Millions	12 Months Ended
Dec. 31, 2022 MMBTU MWh
Power | Purchases | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	2
Power | Purchases | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Purchases | 2027 and thereafter
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	2
Power | Sales | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Power | Sales | 2027 and thereafter
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MWh	0
Natural gas | Purchases | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	319
Natural gas | Purchases | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	92
Natural gas | Purchases | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	42
Natural gas | Purchases | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	36
Natural gas | Purchases | 2027 and thereafter
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	131
Natural gas | Sales | 2023
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	492
Natural gas | Sales | 2024
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	205
Natural gas | Sales | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	105
Natural gas | Sales | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	6
Natural gas | Sales | 2027 and thereafter
Derivative [Line Items]
Notional volumes of outstanding derivatives that are expected to settle | MMBTU	19